NET TRADING INCOME (LOSS)	12 Months Ended
Dec. 31, 2024
Disclosure of net trading income [abstract]
NET TRADING INCOME (LOSS)

NOTE 29 – NET TRADING INCOME (LOSS)

Net trading income includes income from client driven trading activities primarily conducted in markets, including foreign exchange, credit, rates and equities trading, as follows:

	December 31,		December 31,		December 31,
	2024		2023		2022
Net trading investment income (1)
Fixed income (loss) securities	Ps.	409,386	Ps.	1,030,809	Ps.	(60,797)
Equities		579,378		634,274		90,568
Total trading investment income	Ps.	988,764	Ps.	1,665,083	Ps.	29,771
Net derivatives income (loss)
Net income (loss) on derivatives (2)	Ps.	652,933	Ps.	(2,438,841)	Ps.	1,503,453
Net other trading (loss) income (3)		(237,293)		(142,291)		26,402
Total net derivatives income (loss)	Ps.	415,640	Ps.	(2,581,132)	Ps.	1,529,855
Total net trading income (loss)	Ps.	1,404,404	Ps.	(916,049)	Ps.	1,559,626
(1)	Includes net trading income from investment securities held for trading, that reflects the interest from investment in debt securities, gains/losses from mark-to-market valuation from investment in equity and debt securities and net income from trading activities.
(2)	Includes net trading income from derivatives, which reflects the gains/losses from mark-to-market valuation on trading derivatives.
(3)	Includes gains/losses from: (i) Net changes in the valuation of hedging derivatives from mark-to-market valuations from unhedged, (ii) the ineffective portion of the hedge, (iii) Transfers of due hedging derivatives from OCI to the Statement of Consolidated of Income.